Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2025
Basis of preparation [Abstract]
Basis of preparation
1.2	Basis of preparation

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These financial statements comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board ('IASB'), including new or amended accounting standards effective for reporting periods beginning July 1, 2022.

•	Unless otherwise stated, the accounting policies disclosed have been consistently applied.
•	The financial report has been prepared on a historical cost basis.
•	The financial statements have been presented in US dollars which is the Groups presentation currency.
•
The financial statements have been prepared on the going concern basis which assumes the company and consolidated entity will have sufficient cash to pay its debts as and when they become payable for a period of at least 12 months from the date the financial report was authorized for issue.

Change in fiscal year
1.3	Change in fiscal year

On September 25, 2025, the Board of Directors approved a change in the Company’s financial year end from 30 June to 31 December to better align the accounting reporting period with its subsidiaries in the United States of America, where the bulk of the group’s business operations are located. This financial report is presented for the 6 month Transition Period from 1 July 2025 to 31 December 2025 with the comparative reporting period being the 12 months ended 30 June 2025. Hence, the amounts presented in the financial statements are not entirely comparable.

New and amended accounting standards and interpretations
1.4	New and amended accounting standards and interpretations

The Group has adopted all the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Group.

The following standards and interpretations that have recently been issued but are not yet mandatory, have not been early adopted by the Group for the transition reporting period ended December 31, 2025. The Group’s management have yet to assess the impact of these new or amended Accounting Standards and Interpretations, which are most relevant to the Group are set out below:

IAS 18 - Presentation and Disclosure in Financial Statements(IAS 1)
IAS 18 replaces IAS 1 as the standard describing the primary financial statements and sets out the requirements for the presentation and disclosure of information in IFRS-compliant financial statements. Amongst other changes, it introduces the concept of 'management-defined performance measure' to financial statements and requires the classification of transactions presented within the statement of profit or loss within one of five categories - operating, investing, financing, income taxes and discontinued operations. It also provides enhanced requirements for the aggregation and disaggregation of information

IAS 7 and IAS 39 – Financial Instruments
The amendments to IAS 7 and IAS 39 clarify that a financial liability is derecognized on settlement date, i.e. when the related obligation is discharged, cancelled, expires or the liability otherwise disqualifies for recognition. It also clarifies how to assess contractual cash flow characteristics.

The Group is currently assessing the impact the amendments will have on current practice.

Basis of consolidation
1.5	Basis of consolidation

Controlled entities

Controlled entities are entities controlled by the Company. Control exists when the Company has the power, directly or indirectly to govern the financial and operating policies of an entity so as to obtain benefits from its operations. The financial statements of controlled entities are included in the consolidated financial statements from the date control commences until the date that control ceases. There has been no change in the control of any subsidiaries during the financial period. All subsidiaries are 100% owned by the Company (2025: 100%).

Transactions eliminated on consolidation

All inter-company balances and transactions, including unrealized profits arising from intra-group transactions, have been eliminated in full.

Accounting policies

The financial statements of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

Current versus non-current classification
1.6	Current versus non-current classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is:
-	Expected to be realized or intended to be sold or consumed in the normal operating cycle
-	Held primarily for the purpose of trading
-	Expected to be realized within twelve months after the reporting period

Or
-	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:
-	It is expected to be settled in the normal operating cycle
-	It is held primarily for the purpose of trading
-	It is due to be settled within twelve months after reporting period

Or
-	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Critical accounting estimates and judgements
1.7	Critical accounting estimates and judgements

The preparation of these financial statements in conformity with International Financial Reporting Standards has required management to make judgements, estimates and assumptions which impact the application of policies and reported amounts of assets and liabilities, income and expenses. These estimates and associated assumptions are based on historical knowledge and various other factors that are believed to be reasonable in the circumstance. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed regularly and revisions to accounting estimates are reviewed in the period in which the estimate is revised. The most significant estimates and assumptions which have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities within the next financial year relate to:

Exploration and evaluation assets
The Group’s policy for exploration and evaluation expenditure is set out in note 4.6. The application of this policy requires certain judgements, estimates and assumptions as to the future events and circumstances, in particular the assessment of whether economic quantities of reserves will be found. Any such estimates and assumptions may change as new information becomes available. If, after capitalization of expenditure under the policy, it is concluded that the capitalized expenditure will not be recovered by future exploitation or sale, then the relevant amount will be written off in the statement of profit or loss. Changes in assumptions may result in a material adjustment to the carrying amount of exploration and evaluation assets.

Share-based payment transactions
The Group measures the cost of equity-settled transactions with employees by reference to the fair value of the equity investments at the date on which they are granted. Additional information is set out in note 7.3, Share-based payments.

Foreign Currency Transactions and Balances
1.8	Foreign Currency Transactions and Balances

Functional and presentation currency

The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates.

The functional currency of the entities in the Group is predominantly US Dollars, with the exception of ioneer Limited, which has a functional currency of Australian Dollars.

Transactions and balances

Foreign currency transactions are translated at the foreign exchange rate at the date of the transaction. Monetary assets and liabilities denominated in a foreign currency at the end of the reporting period are translated at the year-end exchange rate. Exchange differences arising on the translation of monetary items are recognized in the statement of profit or loss.

Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Exchange differences arising on the translation of non-monetary items are recognized directly in other comprehensive income to the extent that the underlying gain or loss is recognized in other comprehensive income; otherwise, the exchange difference is recognized in profit or loss.

Presentation of foreign exchange gains and losses in the statement of profit or loss

The Group presents its foreign exchange gains and losses within net financing income /expense in the statement of profit or loss.

Going Concern
1.9	Going Concern

The Directors believe that the going concern basis is appropriate for the preparation of the consolidated financial statements, notwithstanding continued losses and no ongoing revenue stream, with the Group having a strong fund-raising track record.

After completing a financing in February 2026 raising gross proceeds of A$72 million (~US$50 million) through the issuance of 400,000,000 new fully paid ordinary shares, the Group has sufficient cash reserves to support the going concern position and will continue to advance the strategic partnership process to raise additional required project funding.